Segment reporting condensed consolidated income statement (Details) - USD ($) $ in Millions	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Segment reporting - condensed consolidated income statement
Revenue	$ 358.1	$ 384.3	$ 390.2	$ 447.4	$ 448.1	$ 1,132.6	$ 996.0	$ 1,443.4
Operating expenses	(54.2)	(54.8)	(51.9)	(50.4)	(51.3)	(161.0)	(151.7)	(202.1)
Profit from sale of vessels	7.0	3.5		0.2	9.2	10.5	10.0	10.2
Administrative expenses	(19.0)	(21.9)	(17.6)	(15.7)	(13.4)	(58.5)	(39.3)	(55.0)
Other operating income and expenses	(0.3)	(0.2)	(0.1)	(0.3)	(0.3)	(0.4)	6.1	5.8
Share of profit/(loss) from joint ventures					0.3		0.2	0.2
Operating profit before depreciation, amortization and impairment losses (EBITDA)	178.2	236.8	198.5	267.0	262.2	613.6	476.0	743.0
Impairment losses on tangible assets					0.2		(2.6)	(2.6)
Depreciation and amortization	(38.2)	(37.0)	(35.0)	(35.5)	(33.8)	(110.3)	(103.5)	(139.0)
Operating profit (EBIT)	140.0	199.8	163.5	231.5	228.6	503.3	369.9	601.4
Financial income	4.2	2.6	4.1	2.6	1.2	10.8	1.5	4.1
Financial expenses	(16.5)	(18.0)	(12.5)	(12.4)	(12.5)	(46.9)	(36.4)	(48.8)
Profit before tax	127.7	184.4	155.1	221.7	217.3	467.2	335.0	556.7
Tax	(3.4)	1.0	(1.5)	6.8	(0.2)	(3.8)	(0.9)	5.9
Net profit for the period	124.3	$ 185.4	$ 153.6	$ 228.5	217.1	463.4	334.1	562.6
Operating segment
Segment reporting - condensed consolidated income statement
Revenue	358.1				448.1	1,132.6	996.0	1,443.4
Port expenses, bunkers and commissions	(104.7)				(129.9)	(290.5)	(344.8)	(458.9)
Other cost of goods and services sold	(8.7)				(0.5)	(19.1)	(0.5)	(0.6)
Operating expenses	(54.2)				(51.3)	(161.0)	(151.7)	(202.1)
Profit from sale of vessels	7.0				9.2	10.5	10.0	10.2
Administrative expenses	(19.0)				(13.4)	(58.5)	(39.3)	(55.0)
Other operating income and expenses	(0.3)				(0.3)	(0.4)	6.1	5.8
Share of profit/(loss) from joint ventures					0.3		0.2	0.2
Operating profit before depreciation, amortization and impairment losses (EBITDA)	178.2				262.2	613.6	476.0	743.0
Impairment losses on tangible assets					0.2		(2.6)	(2.6)
Depreciation and amortization	(38.2)				(33.8)	(110.3)	(103.5)	(139.0)
Operating profit (EBIT)	140.0				228.6	503.3	369.9	601.4
Financial income	4.2				1.2	10.8	1.5	4.1
Financial expenses	(16.5)				(12.5)	(46.9)	(36.4)	(48.8)
Profit before tax	127.7				217.3	467.2	335.0	556.7
Tax	(3.4)				(0.2)	(3.8)	(0.9)	5.9
Net profit for the period	124.3				217.1	463.4	334.1	562.6
Operating segment | Tanker
Segment reporting - condensed consolidated income statement
Revenue	349.1				446.7	1,107.9	994.6	1,440.4
Port expenses, bunkers and commissions	(104.7)				(129.9)	(290.5)	(344.8)	(458.9)
Operating expenses	(54.2)				(51.3)	(161.0)	(151.7)	(202.1)
Profit from sale of vessels	7.0				9.2	10.5	10.0	10.2
Administrative expenses	(19.2)				(12.7)	(53.3)	(38.6)	(52.4)
Other operating income and expenses	(0.3)				(0.3)	(0.5)	6.1	5.8
Share of profit/(loss) from joint ventures					0.3		0.2	0.2
Operating profit before depreciation, amortization and impairment losses (EBITDA)	177.7				262.0	613.1	475.8	743.2
Impairment losses on tangible assets					0.2		(2.6)	(2.6)
Depreciation and amortization	(37.9)				(33.7)	(109.4)	(103.4)	(138.7)
Operating profit (EBIT)	139.8				228.5	503.7	369.8	601.9
Financial income	4.1				1.2	10.8	1.5	4.0
Financial expenses	(16.5)				(12.5)	(46.6)	(36.4)	(48.7)
Profit before tax	127.4				217.2	467.9	334.9	557.2
Tax	(3.4)				(0.2)	(3.8)	(0.9)	5.9
Net profit for the period	124.0				217.0	464.1	334.0	563.1
Operating segment | Marine Exhaust
Segment reporting - condensed consolidated income statement
Revenue	12.5				1.4	33.7	1.4	5.9
Other cost of goods and services sold	(11.5)				(0.5)	(25.7)	(0.5)	(3.0)
Administrative expenses	0.2				(0.7)	(5.2)	(0.7)	(2.6)
Other operating income and expenses						0.1
Operating profit before depreciation, amortization and impairment losses (EBITDA)	1.2				0.2	2.9	0.2	0.3
Depreciation and amortization	(0.3)				(0.1)	(0.9)	(0.1)	(0.3)
Operating profit (EBIT)	0.9				0.1	2.0	0.1
Financial income	0.1							0.1
Financial expenses						(0.3)		(0.1)
Profit before tax	1.0				0.1	1.7	0.1
Net profit for the period	1.0				$ 0.1	1.7	$ 0.1
Inter segment elimination
Segment reporting - condensed consolidated income statement
Revenue	(3.5)					(9.0)		(2.9)
Other cost of goods and services sold	2.8					6.6		2.4
Operating profit before depreciation, amortization and impairment losses (EBITDA)	(0.7)					(2.4)		(0.5)
Operating profit (EBIT)	(0.7)					(2.4)		(0.5)
Profit before tax	(0.7)					(2.4)		(0.5)
Net profit for the period	$ (0.7)					$ (2.4)		$ (0.5)